UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
March 31, 2015 (Unaudited)

Common Stocks--100.2%	Shares		Value ($)
Automobiles & Components--1.8%
Delphi Automotive	335,460		26,749,580
Banks--6.5%
Bank of America	2,385,590		36,714,230
Citigroup	431,170		22,213,878
Wells Fargo & Co.	709,300		38,585,920
			97,514,028
Capital Goods--8.0%
Danaher	236,770		20,101,773
Honeywell International	247,250		25,790,647
Owens Corning	350,320		15,203,888
Pentair	232,170		14,601,171
Precision Castparts	90,670		19,040,700
Raytheon	139,908		15,284,949
United Technologies	97,789		11,460,871
			121,483,999
Commercial & Professional Services--1.3%
Tyco International	447,765		19,280,761
Consumer Durables & Apparel--5.2%
Newell Rubbermaid	454,888		17,772,474
NIKE, Cl. B	297,860		29,884,294
PVH	144,530		15,401,117
Under Armour, Cl. A	190,210	a,b	15,359,457
			78,417,342
Consumer Staples--.5%
Rite Aid	926,893	b	8,054,700
Diversified Financials--6.9%
Ameriprise Financial	140,700		18,409,188
CBOE Holdings	270,410		15,522,886
Intercontinental Exchange	66,110		15,421,480
Morgan Stanley	372,480		13,293,811
Navient	665,820		13,536,121
Voya Financial	634,440		27,350,708
			103,534,194
Energy--6.9%
Anadarko Petroleum	222,630		18,435,990
EOG Resources	185,900		17,045,171
Kinder Morgan	498,186		20,953,703
Occidental Petroleum	317,410		23,170,930
Schlumberger	303,360		25,312,358
			104,918,152
Exchange-Traded Funds--.4%
SPDR S&P 500 ETF Trust	30,144		6,222,626
Food & Staples Retailing--1.6%
CVS Health	229,970		23,735,204
Food, Beverage & Tobacco--4.2%
Coca-Cola Enterprises	390,990		17,281,758
Mondelez International, Cl. A	447,575		16,152,982
PepsiCo	314,730		30,094,483
			63,529,223
Health Care Equipment & Services--7.5%
Boston Scientific	1,101,429	b	19,550,365
McKesson	111,970		25,327,614
Medtronic	229,160		17,872,188

UnitedHealth Group	295,110		34,908,562
Universal Health Services, Cl. B	131,770		15,510,647
			113,169,376
Household & Personal Products--2.5%
Colgate-Palmolive	266,027		18,446,312
Estee Lauder, Cl. A	228,418		18,995,241
			37,441,553
Insurance--4.0%
Hartford Financial Services Group	722,100		30,198,222
Marsh & McLennan	289,470		16,236,372
Prudential Financial	171,790		13,796,455
			60,231,049
Materials--3.5%
Martin Marietta Materials	121,960		17,050,008
Mosaic	324,447		14,944,029
Vulcan Materials	241,318		20,343,107
			52,337,144
Media--2.7%
CBS, Cl. B	341,380		20,697,869
Interpublic Group of Companies	893,200		19,757,584
			40,455,453
Pharmaceuticals, Biotech & Life Sciences--10.2%
Biogen Idec	66,828	b	28,217,455
Bristol-Myers Squibb	477,080		30,771,660
Celgene	190,542	b	21,965,682
Perrigo Company	163,750		27,108,812
Pfizer	878,513		30,563,467
Teva Pharmaceutical Industries, ADR	243,296		15,157,341
			153,784,417
Retailing--4.1%
Home Depot	292,260		33,203,659
Priceline Group	16,890	b	19,662,493
Ulta Salon, Cosmetics & Fragrance	56,595	b	8,537,356
			61,403,508
Semiconductors & Semiconductor Equipment--.9%
Applied Materials	574,380		12,958,013
Software & Services--14.2%
Automatic Data Processing	245,690		21,040,892
Facebook, Cl. A	380,880	b	31,314,049
Google, Cl. A	32,178	b	17,849,137
Google, Cl. C	47,163	b	25,845,324
LinkedIn, Cl. A	53,060	b	13,257,572
MasterCard, Cl. A	364,800		31,515,072
Microsoft	990,390		40,264,305
salesforce.com	332,360	b	22,204,972
Symantec	470,840		11,001,177
			214,292,500
Technology Hardware & Equipment--5.9%
Apple	614,956		76,518,975
Western Digital	146,050		13,292,011
			89,810,986
Transportation--1.4%
Union Pacific	198,390		21,487,621
Total Common Stocks
(cost $1,155,908,428)			1,510,811,429

Other Investment--1.3%
Registered Investment Company;
Dreyfus Institutional Preferred

	Plus Money Market Fund
	(cost $20,258,714)	20,258,714 [c]	20,258,714
Investment of Cash Collateral for
Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
	Advantage Fund
	(cost $820)	820 [c]	820
Total Investments (cost $1,176,167,962)		101.5%	1,531,070,963
Liabilities, Less Cash and Receivables		(1.5%)	(22,835,832)
Net Assets		100.0%	1,508,235,131

ADR--American Depository Receipts
ETF--Exchange-Traded Fund

a	Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $808 and the value of
	the collateral held by the fund was $820.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $354,903,001 of which $361,389,252 related to appreciated investment securities and $6,486,251 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	14.2
Pharmaceuticals, Biotech & Life Sciences	10.2
Capital Goods	8.0
Health Care Equipment & Services	7.5
Diversified Financials	6.9
Energy	6.9
Banks	6.5
Technology Hardware & Equipment	5.9
Consumer Durables & Apparel	5.2
Food, Beverage & Tobacco	4.2
Retailing	4.1
Insurance	4.0
Materials	3.5
Media	2.7
Household & Personal Products	2.5
Automobiles & Components	1.8
Food & Staples Retailing	1.6
Transportation	1.4
Commercial & Professional Services	1.3
Money Market Investments	1.3
Semiconductors & Semiconductor Equipment	.9
Consumer Staples	.5
Exchange-Traded Funds	.4
101.5
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,489,431,462	-	-	1,489,431,462
Equity Securities - Foreign Common Stocks+	15,157,341	-	-	15,157,341
Exchange-Traded Funds	6,222,626	-	-	6,222,626
Mutual Funds	20,259,534	-	-	20,259,534
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 19, 2015

By: /s/ James Windels
James Windels Treasurer
Date:	May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)